Note 40 - Depreciation (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 766,000,000	€ 790,000,000
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	456,000,000	488,000,000
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	266,000,000	294,000,000
Asset Use Right [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	188,000,000	192,000,000
Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 310,000,000	€ 302,000,000